Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($)
$ in Thousands
		May 31, 2024	May 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value		$ 135,777	$ 159,588
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value	[1]	135,777	159,588
Available for sale investments at original cost		89,167	80,000
Avaiable for sale investments cumulative unrealized gain		$ 46,610	$ 79,588

[1]	As of May 31, 2024, the fair value of available-for-sale investments amounted to US$135,777, with original cost of US$89,167 and unrealized gain of US$46,610. As of May 31, 2023, the fair value of available-for-sale investments amounted to US$159,588, with original cost of US$80,000 and unrealized gain of US$79,588.